Multi-Manager Directional Alternative Strategies Fund
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 88.4%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 0.5%
AT&T, Inc.(a)	19,232	370,216
Deutsche Telekom AG, Registered Shares	15,954	417,317
Orange SA	10,495	116,466
Verizon Communications, Inc.(a)	13,452	545,075
Total		1,449,074
Entertainment 2.6%
Live Nation Entertainment, Inc.(a),(b)	5,898	567,329
Spotify Technology SA(a),(b)	16,451	5,658,157
Take-Two Interactive Software, Inc.(b)	3,578	538,596
Vivid Seats, Inc., Class A(b)	43,877	214,120
Total		6,978,202
Interactive Media & Services 5.2%
Alphabet, Inc., Class A(a)	14,502	2,487,673
Alphabet, Inc., Class C(a)	7,231	1,252,048
Cars.com, Inc.(b)	25,321	522,119
EverQuote, Inc., Class A(b)	46,734	1,219,290
Match Group, Inc.(b)	9,558	364,542
Meta Platforms, Inc., Class A(a)	2,565	1,217,939
Reddit, Inc., Class A(a),(b)	115,885	7,051,602
Shutterstock, Inc.(a)	4,127	182,496
Total		14,297,709
Media 1.1%
AMC Networks, Inc., Class A(a),(b)	40,148	446,847
Comcast Corp., Class A(a)	31,644	1,305,948
Informa PLC	60,869	680,222
Omnicom Group, Inc.	4,954	485,690
Total		2,918,707
Wireless Telecommunication Services 0.7%
Telephone and Data Systems, Inc.(a)	8,790	186,348
T-Mobile US, Inc.(a)	3,973	724,198
Vodafone Group PLC	1,136,292	1,063,286
Total		1,973,832
Total Communication Services		27,617,524
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 6.2%
Automobiles 0.2%
Stellantis NV	29,234	487,158
Broadline Retail 0.2%
Amazon.com, Inc.(a),(b)	1,634	305,525
eBay, Inc.(a)	3,423	190,353
MercadoLibre, Inc.(a),(b)	16	26,703
Total		522,581
Distributors 0.1%
LKQ Corp.(a)	4,112	170,648
Diversified Consumer Services 0.5%
Chegg, Inc.(a),(b)	87,566	298,600
frontdoor, Inc.(b)	26,390	1,041,350
Total		1,339,950
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.	276	1,025,343
Boyd Gaming Corp.	9,015	548,743
Domino’s Pizza, Inc.(a)	1,638	702,210
Flutter Entertainment PLC(b)	2,803	554,449
Genting Singapore Ltd.	370,600	235,499
MGM Resorts International(b)	14,136	607,424
Restaurant Brands International, Inc.	6,645	465,083
Starbucks Corp.	2,144	167,125
Wyndham Hotels & Resorts, Inc.	6,437	487,410
Wynn Macau Ltd.	382,000	282,182
Total		5,075,468
Household Durables 2.3%
Beazer Homes USA, Inc.(a),(b)	3,350	112,795
D.R. Horton, Inc.(a)	4,473	804,827
Dream Finders Homes, Inc., Class A(a),(b)	16,633	524,771
Lennar Corp., Class A(a)	4,551	805,208
PulteGroup, Inc.(a)	10,786	1,423,752
SharkNinja, Inc.	31,267	2,402,869
Tempur Sealy International, Inc.(a)	6,275	328,496
Total		6,402,718

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.1%
AutoNation, Inc.(b)	1,980	377,625
AutoZone, Inc.(b)	158	495,123
Carvana Co.(b)	5,520	735,429
Ross Stores, Inc.	2,186	313,101
TJX Companies, Inc. (The)	4,631	523,396
Ulta Beauty, Inc.(b)	848	309,427
Williams-Sonoma, Inc.(a)	982	151,896
Total		2,905,997
Total Consumer Discretionary		16,904,520
Consumer Staples 4.0%
Beverages 0.7%
Constellation Brands, Inc., Class A	1,594	390,785
Molson Coors Beverage Co., Class B(a)	29,960	1,583,386
Total		1,974,171
Consumer Staples Distribution & Retail 1.5%
Albertsons Companies, Inc., Class A	19,864	393,903
Carrefour SA	73,003	1,089,003
Costco Wholesale Corp.(a)	332	272,904
Empire Co., Ltd., Class A	21,600	571,035
J. Sainsbury PLC	46,414	164,593
Kroger Co. (The)(a)	567	30,902
Target Corp.	3,409	512,748
U.S. Foods Holding Corp.(a),(b)	6,512	354,188
Walmart, Inc.	8,933	613,161
Total		4,002,437
Food Products 1.4%
Bunge Global SA(a)	138	14,522
JM Smucker Co. (The)	3,852	454,343
Kraft Heinz Co. (The)(a)	42,132	1,483,468
Nomad Foods Ltd.	19,902	380,327
Simply Good Foods Co. (The)(b)	7,225	245,072
Tyson Foods, Inc., Class A(a)	17,908	1,090,597
Wilmar International Ltd.	55,500	132,342
Total		3,800,671
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.1%
Central Garden & Pet Co.(a),(b)	6,450	256,968
Kimberly-Clark Corp.(a)	572	77,249
Total		334,217
Tobacco 0.3%
Philip Morris International, Inc.(a)	7,566	871,300
Total Consumer Staples		10,982,796
Energy 4.5%
Energy Equipment & Services 2.5%
Modec, Inc.	34,900	651,025
Noble Corp PLC	3,277	154,740
NOV, Inc.	13,777	286,837
Schlumberger NV	20,466	988,303
Secure Energy Services, Inc.	9,500	83,877
Tidewater, Inc.(a),(b)	37,335	3,694,672
Vallourec SACA(b)	34,045	550,461
Weatherford International PLC(b)	2,556	301,250
Total		6,711,165
Oil, Gas & Consumable Fuels 2.0%
BP PLC, ADR	9,151	323,854
Canadian Natural Resources Ltd.	5,148	182,651
Cenovus Energy, Inc.	46,959	945,285
Cheniere Energy, Inc.	3,672	670,654
Diamondback Energy, Inc.	5,154	1,042,706
Dorian LPG Ltd.(a)	4,678	191,143
ENEOS Holdings, Inc.	20,600	107,935
Kosmos Energy Ltd.(a),(b)	50,234	277,794
Marathon Petroleum Corp.(a)	3,822	676,570
MEG Energy Corp.(b)	15,912	329,730
Phillips 66(a)	4,505	655,387
Scorpio Tankers, Inc.	1,736	133,117
Total		5,536,826
Total Energy		12,247,991
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.7%
Banks 5.1%
AIB Group PLC	42,552	244,082
Banca Monte dei Paschi di Siena SpA	82,267	448,920
Bank of America Corp.(a)	32,451	1,308,100
Bankinter SA	20,132	171,957
Canadian Imperial Bank of Commerce	3,800	196,516
Commerzbank AG	11,672	190,282
Danske Bank A/S	51,840	1,585,396
East West Bancorp, Inc.(a)	8,416	739,682
Fifth Third Bancorp(a)	13,305	563,334
Hana Financial Group, Inc.	5,393	255,510
Huntington Bancshares, Inc.(a)	56,532	845,153
ING Groep NV	35,686	647,735
Japan Post Bank Co., Ltd.	56,100	583,786
JPMorgan Chase & Co.(a)	9,213	1,960,526
NatWest Group PLC	80,284	380,906
Nordea Bank Abp	42,897	502,333
Standard Chartered PLC	119,782	1,183,241
Sumitomo Mitsui Financial Group, Inc.	2,300	166,090
United Overseas Bank Ltd.	11,800	286,134
Wells Fargo & Co.(a)	28,070	1,665,674
Total		13,925,357
Capital Markets 1.4%
Bank of New York Mellon Corp. (The)(a)	25,818	1,679,977
Blue Owl Capital, Inc.	12,179	232,254
Charles Schwab Corp. (The)	2,392	155,934
Deutsche Bank AG, Registered Shares	15,092	234,914
Evercore, Inc., Class A(a)	1,048	262,409
Goldman Sachs Group, Inc. (The)	557	283,530
LPL Financial Holdings, Inc.	1,642	363,736
Morgan Stanley	6,182	638,044
Total		3,850,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.6%
American Express Co.	2,348	594,138
Discover Financial Services	4,143	596,551
SLM Corp.(a)	11,644	264,202
Synchrony Financial(a)	2,557	129,870
Total		1,584,761
Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a),(b)	1,617	709,055
Corebridge Financial, Inc.(a)	32,524	961,084
Corpay, Inc.(b)	848	247,463
EXOR NV	5,616	575,710
Fidelity National Information Services, Inc.	3,521	270,518
Fiserv, Inc.(b)	1,727	282,485
Helia Group Ltd.	95,569	249,757
Jackson Financial, Inc., Class A(a)	3,928	345,900
Merchants Bancorp(a)	1,632	73,440
Voya Financial, Inc.	2,931	213,172
Total		3,928,584
Insurance 2.2%
Allstate Corp. (The)(a)	596	101,987
Aon PLC, Class A	2,123	697,427
Arthur J Gallagher & Co.	1,312	371,939
Beazley PLC	42,188	370,812
Chubb Ltd.	2,057	567,032
Everest Group Ltd.	1,400	550,018
First American Financial Corp.	4,482	271,519
Great-West Lifeco, Inc.	7,900	237,289
Markel Group, Inc.(b)	302	494,933
Power Corp. of Canada	24,100	697,524
Progressive Corp. (The)	2,283	488,836
RenaissanceRe Holdings Ltd.	2,048	474,952
Travelers Companies, Inc. (The)	1,603	346,953
White Mountains Insurance Group Ltd.	167	298,262
WR Berkley Corp.	3,161	174,266
Total		6,143,749
Total Financials		29,433,249

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.1%
Biotechnology 2.4%
AbbVie, Inc.(a)	9,104	1,687,153
Alkermes PLC(a),(b)	4,855	132,639
Amgen, Inc.(a)	2,919	970,480
Incyte Corp.(a),(b)	18,084	1,176,726
Iovance Biotherapeutics, Inc.(b)	90,626	791,165
Sarepta Therapeutics, Inc.(b)	6,542	930,534
United Therapeutics Corp.(a),(b)	2,789	873,766
Total		6,562,463
Health Care Equipment & Supplies 5.3%
Abbott Laboratories(a)	7,962	843,494
Boston Scientific Corp.(b)	3,721	274,908
Establishment Labs Holdings, Inc.(b)	39,147	1,739,693
Glaukos Corp.(a),(b)	34,129	3,998,895
Medtronic PLC	1,848	148,431
OraSure Technologies, Inc.(a),(b)	17,059	76,424
OrthoPediatrics Corp.(b)	27,585	849,066
PROCEPT BioRobotics Corp.(b)	40,474	2,562,814
RxSight, Inc.(a),(b)	75,561	3,458,427
Solventum Corp.(a),(b)	2,525	148,672
Stryker Corp.	271	88,739
Zimmer Biomet Holdings, Inc.	2,680	298,418
Total		14,487,981
Health Care Providers & Services 3.4%
AMN Healthcare Services, Inc.(b)	4,244	286,979
Cencora, Inc.	2,313	550,216
Centene Corp.(a),(b)	27,100	2,084,532
Cigna Group (The)(a)	1,501	523,354
CVS Health Corp.(a)	22,423	1,352,780
Elevance Health, Inc.(a)	1,447	769,847
HCA Healthcare, Inc.	927	336,547
Henry Schein, Inc.(b)	1,187	85,393
Humana, Inc.	1,178	425,977
McKesson Corp.	888	547,914
Molina Healthcare, Inc.(a),(b)	2,197	749,770
Common Stocks (continued)
Issuer	Shares	Value ($)
R1 RCM, Inc.(b)	6,896	88,821
UnitedHealth Group, Inc.	2,818	1,623,619
Total		9,425,749
Life Sciences Tools & Services 0.4%
Avantor, Inc.(a),(b)	9,176	245,458
Fortrea Holdings, Inc.(b)	12,759	352,021
ICON PLC(b)	1,388	455,875
IQVIA Holdings, Inc.(b)	258	63,527
Thermo Fisher Scientific, Inc.	75	46,000
Total		1,162,881
Pharmaceuticals 1.6%
AstraZeneca PLC	2,896	460,090
Bristol-Myers Squibb Co.	7,453	354,465
Collegium Pharmaceutical, Inc.(a),(b)	3,526	135,998
Johnson & Johnson(a)	2,814	444,190
Merck & Co., Inc.	539	60,977
Novo Nordisk A/S	3,559	471,542
Pfizer, Inc.	681	20,798
Roche Holding AG	1,009	354,877
Royalty Pharma PLC, Class A(a)	7,604	214,205
Sandoz Group AG, ADR	8,734	378,822
Sanofi SA	2,269	233,917
SIGA Technologies, Inc.(a)	1,440	14,371
UCB SA	1,489	248,803
Viatris, Inc.(a)	76,933	927,812
Total		4,320,867
Total Health Care		35,959,941
Industrials 13.5%
Aerospace & Defense 1.9%
AAR Corp.(b)	5,804	374,938
Airbus Group SE	3,059	462,909
Curtiss-Wright Corp.	2,257	665,138
Embraer SA, ADR(b)	16,634	516,652
General Dynamics Corp.	924	276,008
Howmet Aerospace, Inc.(a)	4,829	462,135
Huntington Ingalls Industries, Inc.(a)	6,094	1,706,198
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lockheed Martin Corp.(a)	626	339,242
Textron, Inc.	4,683	435,051
Total		5,238,271
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.(a)	6,884	859,261
FedEx Corp.(a)	1,644	496,899
Nippon Express Holdings, Inc.	2,600	128,650
Total		1,484,810
Building Products 1.8%
Advanced Drainage Systems, Inc.	3,743	662,661
Allegion PLC	3,335	456,261
Builders FirstSource, Inc.(a),(b)	5,365	897,940
Carlisle Companies, Inc.(a)	1,327	555,456
Masco Corp.(a)	21,411	1,666,846
MasterBrand, Inc.(a),(b)	12,192	220,066
Trane Technologies PLC(a)	1,233	412,167
Total		4,871,397
Commercial Services & Supplies 0.7%
Brink’s Co. (The)	5,031	553,360
Clean Harbors, Inc.(b)	3,578	854,176
Securitas AB	42,654	458,855
Total		1,866,391
Construction & Engineering 0.8%
Eiffage SA	3,536	351,909
IES Holdings, Inc.(b)	6,320	973,090
Valmont Industries, Inc.	1,277	381,006
WillScot Holdings Corp.(b)	12,821	525,661
Total		2,231,666
Electrical Equipment 0.9%
Acuity Brands, Inc.	1,545	388,336
AMETEK, Inc.	2,914	505,521
Atkore, Inc.	3,032	409,320
NEXTracker, Inc., Class A(b)	4,773	234,545
nVent Electric PLC	3,680	267,278
Powell Industries, Inc.(a)	2,110	387,459
Sensata Technologies Holding	8,508	331,727
Total		2,524,186
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.1%
Norfolk Southern Corp.	1,550	386,818
Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd.	126,000	658,238
Honeywell International, Inc.	3,083	631,244
Siemens AG, Registered Shares	3,016	552,221
Total		1,841,703
Machinery 3.0%
Allison Transmission Holdings, Inc.	8,081	715,896
Andritz AG	6,467	414,278
Atmus Filtration Technologies, Inc.(b)	6,903	212,889
CNH Industrial NV(a)	10,222	108,864
Daimler Truck Holding AG	10,741	414,699
Dover Corp.	2,670	491,974
Fortive Corp.	4,053	291,208
Hitachi Construction Machine Co., Ltd.	14,500	361,154
Namura Shipbuilding Co., Ltd.	12,200	158,218
Otis Worldwide Corp.	5,361	506,615
PACCAR, Inc.(a)	15,152	1,494,896
Parker-Hannifin Corp.	526	295,170
REV Group, Inc.(a)	16,984	495,593
Volvo AB	13,556	352,409
Volvo AB, B Shares	54,371	1,387,589
Westinghouse Air Brake Technologies Corp.(a)	3,743	603,184
Total		8,304,636
Marine Transportation 0.5%
Kawasaki Kisen Kaisha Ltd.	5,900	90,654
Nippon Yusen KK	33,800	1,089,168
Wilh Wilhelmsen ASA	8,140	75,688
Total		1,255,510
Passenger Airlines 0.0%
Ryanair Holdings PLC, ADR	900	91,170
Professional Services 2.0%
Adecco Group AG, Registered Shares	37,775	1,285,798
Equifax, Inc.	1,488	415,703
Huron Consulting Group, Inc.(b)	4,944	543,889
Jacobs Solutions, Inc.	4,587	671,308
Leidos Holdings, Inc.(a)	3,621	522,872

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Robert Half, Inc.	6,158	395,282
Science Applications International Corp.	3,641	452,940
SS&C Technologies Holdings, Inc.	9,022	658,155
TriNet Group, Inc.	4,448	463,704
Total		5,409,651
Trading Companies & Distributors 0.6%
Beacon Roofing Supply, Inc.(b)	5,955	612,174
Ferguson PLC	1,932	430,160
WESCO International, Inc.(a)	2,633	460,643
Total		1,502,977
Transportation Infrastructure 0.0%
Aena SME SA	224	42,560
Total Industrials		37,051,746
Information Technology 18.3%
Communications Equipment 0.2%
Arista Networks, Inc.(a)	297	102,925
InterDigital, Inc.	3,309	406,213
Total		509,138
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A(a)	355	22,812
Arrow Electronics, Inc.(a),(b)	2,722	336,684
CDW Corp.(a)	3,073	670,252
Celestica, Inc.(b)	8,210	430,532
Flex Ltd.(b)	27,404	881,038
Jabil, Inc.(a)	10,492	1,182,134
Keysight Technologies, Inc.(b)	2,459	343,203
Zebra Technologies Corp., Class A(b)	1,640	575,952
Total		4,442,607
IT Services 0.7%
Akamai Technologies, Inc.(a),(b)	6,939	681,965
Capgemini SE	2,881	571,946
Cognizant Technology Solutions Corp., Class A	4,281	323,986
International Business Machines Corp.(a)	1,702	327,023
Total		1,904,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.(b)	4,230	611,150
Allegro MicroSystems, Inc.(b)	41,236	991,314
Applied Materials, Inc.	3,185	675,857
Broadcom, Inc.(a)	8,900	1,430,052
Disco Corp.	400	133,759
Lam Research Corp.	760	700,142
Microchip Technology, Inc.	5,915	525,134
Micron Technology, Inc.(a)	9,448	1,037,579
Nova Ltd.(b)	7,209	1,488,442
NVIDIA Corp.(a)	41,092	4,808,586
NXP Semiconductors NV	1,309	344,476
Photronics, Inc.(a),(b)	13,751	349,413
QUALCOMM, Inc.(a)	5,463	988,530
SCREEN Holdings Co., Ltd.	2,400	203,376
Teradyne, Inc.	1,863	244,351
Tower Semiconductor Ltd.(a),(b)	45,990	1,876,392
Total		16,408,553
Software 7.4%
Adeia, Inc.	50,819	597,123
Adobe, Inc.(a),(b)	277	152,807
AppLovin Corp.(a),(b)	6,189	477,172
AudioEye, Inc.(b)	60,056	1,503,202
Check Point Software Technologies Ltd.(a),(b)	4,761	873,406
Datadog, Inc., Class A(b)	16,546	1,926,616
Elastic NV(b)	11,001	1,206,480
Gen Digital, Inc.(a)	25,562	664,356
Microsoft Corp.(a)	3,104	1,298,559
Monday.com Ltd.(a),(b)	16,214	3,726,139
NiCE Ltd., ADR(b)	4,854	878,574
Oracle Corp.(a)	4,449	620,413
Salesforce, Inc.(a)	2,429	628,625
Samsara, Inc., Class A(a),(b)	97,111	3,717,409
ServiceNow, Inc.(b)	2,380	1,938,248
Zoom Video Communications, Inc., Class A(a),(b)	1,450	87,580
Total		20,296,709
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.(a)	12,929	2,871,272
Dell Technologies, Inc.	4,093	465,292
Hewlett Packard Enterprise Co.	15,793	314,439
NetApp, Inc.	1,741	221,072
Samsung Electronics Co., Ltd.	13,576	837,127
Western Digital Corp.(a),(b)	30,678	2,056,960
Xerox Holdings Corp.(a)	941	10,130
Total		6,776,292
Total Information Technology		50,338,219
Materials 2.9%
Chemicals 0.7%
DuPont de Nemours, Inc.(a)	3,176	265,831
FMC Corp.	7,627	445,112
Methanex Corp.	7,416	360,344
Mosaic Co. (The)	11,686	347,892
Olin Corp.	2,912	132,816
PPG Industries, Inc.	1,865	236,818
Total		1,788,813
Construction Materials 0.6%
CRH PLC	7,760	665,032
Heidelberg Materials AG	8,867	923,757
Total		1,588,789
Containers & Packaging 0.0%
Pactiv Evergreen, Inc.(a)	5,180	68,065
Metals & Mining 1.6%
Barrick Gold Corp.	19,400	359,434
Fortescue Ltd.	16,357	203,527
JFE Holdings, Inc.	47,700	698,727
Kinross Gold Corp.	22,200	201,796
Kinross Gold Corp.	80,328	727,772
Reliance, Inc.	491	149,539
Rio Tinto Ltd.	14,888	1,144,025
SSAB AB, Class A	17,179	88,630
SSAB AB, Class B	10,639	53,926
Teck Resources Ltd., Class B	16,183	793,129
Total		4,420,505
Total Materials		7,866,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.7%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.(a)	21,567	377,638
Industrial REITs 0.1%
Americold Realty Trust, Inc.(a)	9,018	269,548
Real Estate Management & Development 0.5%
Swire Pacific Ltd., Class A	150,000	1,294,017
Residential REITs 0.1%
Essex Property Trust, Inc.	1,139	317,052
Retail REITs 0.2%
Kimco Realty Corp.	16,688	362,630
Regency Centers Corp.(a)	3,348	225,455
Total		588,085
Specialized REITs 0.7%
American Tower Corp.(a)	869	191,527
Digital Realty Trust, Inc.(a)	959	143,361
Extra Space Storage, Inc.	1,874	299,128
Lamar Advertising Co., Class A(a)	1,681	201,485
National Storage Affiliates Trust(a)	620	26,393
SBA Communications Corp.(a)	1,803	395,831
VICI Properties, Inc.(a)	16,248	507,912
Weyerhaeuser Co.	4,863	154,449
Total		1,920,086
Total Real Estate		4,766,426
Utilities 3.4%
Electric Utilities 1.7%
American Electric Power Co., Inc.(a)	2,295	225,185
Chubu Electric Power Co., Inc.	15,000	189,128
Constellation Energy Corp.(a)	318	60,356
FirstEnergy Corp.	11,010	461,429
NRG Energy, Inc.(a)	6,445	484,471
OGE Energy Corp.	13,975	541,811
PPL Corp.	18,992	564,442
Scottish & Southern Energy PLC	15,518	375,564
Southern Co. (The)	6,396	534,194
Tokyo Electric Power Co. Holdings, Inc.(b)	213,000	1,066,866
Total		4,503,446

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.4%
New Jersey Resources Corp.	2,729	127,581
Osaka Gas Co., Ltd.	45,500	1,029,854
Total		1,157,435
Independent Power and Renewable Electricity Producers 0.3%
Brookfield Renewable Corp., Class A	3,400	95,574
Talen Energy Corp.(b)	2,364	294,672
Vistra Corp.(a)	5,799	459,397
Total		849,643
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	14,809	410,950
Centrica PLC	684,991	1,167,893
Engie SA	38,970	612,615
NiSource, Inc.	19,126	597,687
Total		2,789,145
Total Utilities		9,299,669
Total Common Stocks (Cost $205,861,653)		242,468,253

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Automobiles 0.0%
BMW AG	160	13,717
Total Consumer Discretionary		13,717
Total Preferred Stocks (Cost $12,256)		13,717

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(b),(c),(d)	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Call Option Contracts Purchased 0.7%
Value ($)
(Cost $1,958,605)	1,952,447

Put Option Contracts Purchased 1.5%
Value ($)
(Cost $4,581,830)	3,976,836

Money Market Funds 12.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(e),(f)	32,775,786	32,769,230
Total Money Market Funds (Cost $32,765,056)		32,769,230
Total Investments (Cost $245,179,400)		281,180,483

Investments in Securities Sold Short

Common Stocks (41.6)%
Issuer	Shares	Value ($)
Communication Services (2.8)%
Diversified Telecommunication Services (0.1)%
Globalstar, Inc.(b)	(12,138)	(14,687)
Liberty Global Ltd., Class C(b)	(14,830)	(298,231)
Singapore Telecommunications Ltd.	(11,300)	(26,094)
Total		(339,012)
Entertainment (0.3)%
Lions Gate Entertainment Corp.(b)	(15,228)	(139,641)
Roblox Corp. Class A(b)	(12,798)	(531,373)
Total		(671,014)
Interactive Media & Services (1.5)%
Alphabet, Inc., Class A	(12,872)	(2,208,063)
Angi, Inc.(b)	(41,407)	(96,064)
Facebook Inc., Class A	(3,678)	(1,746,425)
Rumble, Inc.(b)	(25,744)	(162,702)
Total		(4,213,254)
Media (0.9)%
Cable One, Inc.	(403)	(166,592)
Clear Channel Outdoor Holdings, Inc.(b)	(244,400)	(405,704)
Dentsu, Inc.	(10,700)	(282,942)
Fox Corp., Class A	(6,193)	(235,582)
Trade Desk, Inc. (The)(b)	(15,649)	(1,406,532)
Total		(2,497,352)
Total Communication Services		(7,720,632)
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary (3.3)%
Automobile Components (0.7)%
Luminar Technologies, Inc.(b)	(157,182)	(260,922)
Mobileye Global, Inc., Class A(b)	(5,879)	(123,459)
Nokian Renkaat OYJ	(68,312)	(623,297)
QuantumScape Corp.(b)	(141,987)	(917,236)
Total		(1,924,914)
Automobiles (0.2)%
Rivian Automotive, Inc.(b)	(16,090)	(264,037)
Tesla, Inc.(b)	(772)	(179,158)
Total		(443,195)
Hotels, Restaurants & Leisure (0.9)%
Accor SA	(4,191)	(161,283)
Caesars Entertainment, Inc.(b)	(4,812)	(192,239)
Choice Hotels International, Inc.	(2,860)	(364,507)
Delivery Hero SE(b)	(24,308)	(540,809)
Krispy Kreme, Inc.	(7,033)	(74,761)
Kura Sushi USA, Inc., Class A(b)	(849)	(48,809)
Life Time Group Holdings, Inc.(b)	(9,267)	(192,476)
Marriott Vacations Worldwide Corp.	(1,771)	(149,791)
Playa Hotels & Resorts NV(b)	(32,375)	(274,378)
Sabre Corp.(b)	(69,365)	(237,922)
SJM Holdings Ltd.(b)	(608,000)	(195,976)
Soho House & Co., Inc., Class A(b)	(35,292)	(176,813)
Total		(2,609,764)
Household Durables (0.3)%
KB Home	(3,213)	(276,575)
LGI Homes, Inc.(b)	(4,043)	(465,228)
Total		(741,803)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(3,535)	(256,570)
Specialty Retail (0.7)%
CarMax, Inc.(b)	(14,714)	(1,242,450)
Floor & Decor Holdings, Inc., Class A(b)	(1,726)	(169,148)
Lowe’s Companies, Inc.	(676)	(165,965)
Revolve Group, Inc.(b)	(8,656)	(167,494)
Tractor Supply Co.	(808)	(212,762)
Total		(1,957,819)

Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods (0.4)%
Birkenstock Holding PLC(b)	(2,911)	(172,069)
Canada Goose Holdings, Inc.(b)	(8,639)	(99,781)
Deckers Outdoor Corp.(b)	(289)	(266,640)
Lululemon Athletica, Inc.(b)	(1,839)	(475,676)
NIKE, Inc., Class B	(1,035)	(77,480)
Total		(1,091,646)
Total Consumer Discretionary		(9,025,711)
Consumer Staples (1.0)%
Beverages (0.3)%
Davide Campari-Milano NV	(20,590)	(185,690)
Duckhorn Portfolio, Inc. (The)(b)	(19,586)	(142,194)
National Beverage Corp.	(8,454)	(412,471)
Treasury Wine Estates Ltd.	(29,513)	(238,599)
Total		(978,954)
Food Products (0.3)%
Barry Callebaut AG, Registered Shares	(131)	(210,781)
Hormel Foods Corp.	(11,402)	(366,118)
TreeHouse Foods, Inc.(b)	(6,684)	(269,231)
Total		(846,130)
Household Products (0.2)%
Kimberly-Clark Corp.	(3,983)	(537,904)
Personal Care Products (0.2)%
Shiseido Co., Ltd.	(14,200)	(443,771)
Total Consumer Staples		(2,806,759)
Energy (1.2)%
Energy Equipment & Services (0.1)%
Core Laboratories, Inc.	(8,108)	(198,565)
Oil, Gas & Consumable Fuels (1.1)%
Antero Resources Corp.(b)	(13,998)	(406,222)
CVR Energy, Inc.	(14,532)	(415,615)
Energy Fuels, Inc.(b)	(14,600)	(83,646)
Matador Resources Co.	(6,786)	(417,203)
NextDecade Corp.(b)	(33,752)	(273,729)
Occidental Petroleum Corp.	(12,820)	(779,712)
PBF Energy, Inc., Class A	(4,865)	(198,249)

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Permian Resources Corp.	(22,834)	(350,274)
Targa Resources Corp.	(549)	(74,269)
Total		(2,998,919)
Total Energy		(3,197,484)
Financials (5.8)%
Banks (2.6)%
Aozora Bank Ltd.	(19,600)	(325,841)
Bank of Hawaii Corp.	(9,684)	(664,226)
Commerce Bancshares, Inc.	(13,102)	(847,830)
Commonwealth Bank of Australia	(12,369)	(1,114,573)
Community Financial System, Inc.	(12,308)	(759,157)
Cullen/Frost Bankers, Inc.	(2,826)	(330,812)
CVB Financial Corp.	(13,709)	(261,293)
First Financial Bankshares, Inc.	(23,067)	(887,157)
Glacier Bancorp, Inc.	(17,364)	(776,344)
Hang Seng Bank Ltd.	(47,900)	(586,575)
Texas Capital Bancshares, Inc.(b)	(3,737)	(247,016)
United Bankshares, Inc.	(7,477)	(291,080)
Total		(7,091,904)
Capital Markets (1.3)%
Ashmore Group PLC	(96,710)	(214,611)
AssetMark Financial Holdings, Inc.(b)	(13,092)	(451,674)
Avanza Bank Holding AB	(9,456)	(212,418)
EQT AB	(45,480)	(1,472,638)
Moelis & Co., Class A	(5,381)	(365,908)
Moody’s Corp.	(359)	(163,876)
T Rowe Price Group, Inc.	(4,731)	(540,328)
Total		(3,421,453)
Consumer Finance (0.3)%
Credit Acceptance Corp.(b)	(716)	(411,629)
Upstart Holdings, Inc.(b)	(12,182)	(340,243)
Total		(751,872)
Financial Services (1.1)%
Corpay, Inc.(b)	(5,449)	(1,590,127)
Edenred SE	(16,924)	(704,695)
Toast, Inc. Class A(b)	(32,154)	(841,149)
Total		(3,135,971)

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance (0.5)%
Cincinnati Financial Corp.	(2,131)	(278,351)
Erie Indemnity Co., Class A	(560)	(247,044)
Kinsale Capital Group, Inc.	(811)	(370,684)
Legal & General Group PLC	(27,026)	(80,608)
Lemonade, Inc.(b)	(6,565)	(118,367)
RLI Corp.	(1,645)	(247,720)
Trupanion, Inc.(b)	(2,676)	(99,173)
Total		(1,441,947)
Total Financials		(15,843,147)
Health Care (5.4)%
Biotechnology (1.6)%
Ascendis Pharma A/S ADR(b)	(1,171)	(156,328)
Exact Sciences Corp.(b)	(16,134)	(737,001)
GRAIL, Inc.(b)	(175)	(2,692)
Legend Biotech Corp., ADR(b)	(3,067)	(172,948)
Madrigal Pharmaceuticals, Inc.(b)	(638)	(181,613)
Moderna, Inc.(b)	(19,596)	(2,336,235)
MoonLake Immunotherapeutics(b)	(1,439)	(59,934)
Myriad Genetics, Inc.(b)	(8,809)	(246,388)
Recursion Pharmaceuticals, Inc., Class A(b)	(14,909)	(122,254)
Rhythm Pharmaceuticals, Inc.(b)	(3,180)	(153,308)
TG Therapeutics, Inc.(b)	(7,935)	(156,796)
Twist Bioscience Corp.(b)	(3,975)	(221,845)
Total		(4,547,342)
Health Care Equipment & Supplies (1.7)%
Ambu A/S(b)	(6,965)	(141,434)
Carl Zeiss Meditec AG	(1,816)	(124,241)
Envista Holdings Corp.(b)	(27,584)	(470,859)
GE HealthCare Technologies, Inc.	(34,245)	(2,898,154)
Neogen Corp.(b)	(7,824)	(133,243)
ResMed, Inc.	(2,708)	(577,481)
Tandem Diabetes Care, Inc.(b)	(5,778)	(213,670)
Total		(4,559,082)
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services (0.4)%
agilon Health, Inc.(b)	(18,829)	(129,732)
Amplifon SpA	(18,015)	(572,164)
Guardant Health, Inc.(b)	(4,680)	(164,408)
Privia Health Group, Inc.(b)	(7,566)	(156,919)
Total		(1,023,223)
Health Care Technology (0.3)%
Doximity, Inc., Class A(b)	(4,618)	(129,304)
GoodRx Holdings, Inc., Class A(b)	(22,219)	(201,082)
M3, Inc.	(37,700)	(352,014)
Phreesia, Inc.(b)	(4,038)	(100,748)
Schrodinger, Inc.(b)	(8,199)	(182,674)
Total		(965,822)
Life Sciences Tools & Services (0.6)%
10X Genomics, Inc., Class A(b)	(3,747)	(77,451)
Illumina, Inc.(b)	(1,050)	(128,730)
Oxford Nanopore Technologies PLC(b)	(150,893)	(234,328)
Sartorius Stedim Biotech	(2,295)	(457,969)
West Pharmaceutical Services	(2,354)	(720,724)
Total		(1,619,202)
Pharmaceuticals (0.8)%
Astellas Pharma, Inc.	(93,100)	(1,079,770)
Cassava Sciences, Inc.(b)	(4,111)	(91,346)
Corcept Therapeutics, Inc.(b)	(4,691)	(181,401)
Eisai Co., Ltd.	(16,700)	(636,870)
Pliant Therapeutics, Inc.(b)	(9,438)	(135,058)
Revance Therapeutics, Inc.(b)	(11,642)	(44,007)
Total		(2,168,452)
Total Health Care		(14,883,123)
Industrials (7.9)%
Aerospace & Defense (0.5)%
Boeing Co. (The)(b)	(5,080)	(968,248)
CAE, Inc.(b)	(3,500)	(63,680)
MTU Aero Engines AG	(158)	(44,740)
Northrop Grumman Corp.	(657)	(318,198)
Total		(1,394,866)
Building Products (0.3)%
Nibe Industrier AB, Class B	(193,688)	(851,113)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.1)%
Montrose Environmental Group, Inc.(b)	(13,592)	(433,449)
Electrical Equipment (1.5)%
Ballard Power Systems, Inc.(b)	(47,801)	(108,367)
ChargePoint Holdings, Inc.(b)	(75,069)	(162,900)
Enovix Corp.(b)	(4,871)	(70,191)
Freyr Battery, Inc.(b)	(10,074)	(18,133)
FuelCell Energy, Inc.(b)	(216,501)	(109,636)
Furukawa Electric Co., Ltd.	(27,300)	(746,840)
ITM Power PLC(b)	(225,806)	(151,797)
Nidec Corp.	(6,100)	(268,343)
Plug Power, Inc.(b)	(59,018)	(145,775)
Rockwell Automation, Inc.	(8,276)	(2,306,107)
Total		(4,088,089)
Ground Transportation (0.2)%
Old Dominion Freight Line, Inc.	(2,690)	(565,384)
Industrial Conglomerates (0.1)%
Lifco AB, Class B	(7,154)	(212,234)
Machinery (3.8)%
Caterpillar, Inc.	(6,217)	(2,152,325)
Deere & Co.	(5,518)	(2,052,586)
Husqvarna AB	(72,943)	(492,595)
Kornit Digital Ltd.(b)	(15,281)	(239,148)
Lincoln Electric Holdings, Inc.	(11,261)	(2,313,122)
Middleby Corp.(b)	(11,736)	(1,591,167)
Proto Labs, Inc.(b)	(14,255)	(496,359)
Toro Co. (The)	(3,542)	(339,076)
VAT Group AG	(1,368)	(685,554)
Total		(10,361,932)
Passenger Airlines (0.2)%
Joby Aviation, Inc.(b)	(81,293)	(486,132)
Southwest Airlines Co.	(4,988)	(134,377)
Total		(620,509)
Professional Services (0.3)%
Dayforce, Inc.(b)	(3,259)	(193,194)
Dun & Bradstreet Holdings, Inc.	(18,956)	(206,241)
Exponent, Inc.	(4,194)	(444,899)
Total		(844,334)

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors (0.7)%
Ashtead Group PLC	(11,079)	(799,543)
Beijer Ref AB	(17,617)	(279,752)
Fastenal Co.	(5,362)	(379,361)
SiteOne Landscape Supply, Inc.(b)	(2,706)	(396,916)
Total		(1,855,572)
Transportation Infrastructure (0.2)%
Atlas Arteria Ltd.	(137,771)	(473,187)
Total Industrials		(21,700,669)
Information Technology (11.1)%
Electronic Equipment, Instruments & Components (1.3)%
Arrow Electronics, Inc.(b)	(3,679)	(455,056)
CDW Corp.	(5,521)	(1,204,185)
Cognex Corp.	(10,100)	(501,162)
Fabrinet(b)	(1,568)	(345,838)
Keysight Technologies, Inc.(b)	(1,841)	(256,948)
Lightwave Logic, Inc.(b)	(9,323)	(32,258)
MicroVision, Inc.(b)	(124,191)	(132,884)
Novanta, Inc.(b)	(2,706)	(490,273)
Omron Corp.	(3,400)	(126,119)
Total		(3,544,723)
IT Services (1.1)%
Amdocs Ltd.	(3,003)	(262,672)
Applied Digital Corp.(b)	(21,708)	(105,501)
Cloudflare, Inc., Class A(b)	(23,906)	(1,852,715)
Infosys Ltd., ADR	(11,573)	(256,110)
MongoDB, Inc.(b)	(2,166)	(546,612)
Total		(3,023,610)
Semiconductors & Semiconductor Equipment (4.5)%
Diodes, Inc.(b)	(23,761)	(1,858,110)
Enphase Energy, Inc.(b)	(4,012)	(461,821)
Entegris, Inc.	(13,423)	(1,587,807)
Infineon Technologies AG	(5,260)	(182,723)
Kla-tencor Corporation	(2,898)	(2,385,257)
Microchip Technology, Inc.	(7,223)	(641,258)
Power Integrations, Inc.	(20,991)	(1,533,183)
Rambus, Inc.(b)	(22,076)	(1,135,589)
Rohm Co., Ltd.	(20,100)	(274,048)

Common Stocks (continued)
Issuer	Shares	Value ($)
Skyworks Solutions, Inc.	(14,718)	(1,672,259)
Teradyne, Inc.	(4,600)	(603,336)
Wolfspeed, Inc.(b)	(7,529)	(141,922)
Total		(12,477,313)
Software (4.1)%
Atlassian Corp., Class A(b)	(5,416)	(956,303)
Blackline, Inc.(b)	(6,992)	(332,260)
Confluent, Inc., Class A(b)	(9,552)	(238,991)
DoubleVerify Holdings, Inc.(b)	(36,784)	(776,878)
Dynatrace, Inc.(b)	(22,078)	(969,666)
Fortinet, Inc.(b)	(17,255)	(1,001,480)
Intuit, Inc.	(3,609)	(2,336,286)
Palantir Technologies, Inc., Class A(b)	(9,717)	(261,290)
Salesforce.com, Inc.	(9,647)	(2,496,644)
Unity Software, Inc.(b)	(43,316)	(708,650)
Workday, Inc., Class A(b)	(4,600)	(1,044,752)
Total		(11,123,200)
Technology Hardware, Storage & Peripherals (0.1)%
IonQ, Inc.(b)	(19,512)	(159,023)
Total Information Technology		(30,327,869)
Materials (2.1)%
Chemicals (0.8)%
Albemarle Corp.	(15,399)	(1,442,424)
Axalta Coating Systems Ltd.(b)	(4,059)	(144,703)
Croda International PLC	(2,744)	(142,672)
Ganfeng Lithium Group Co., Ltd., Class H	(50,400)	(105,834)
Huntsman Corp.	(5,295)	(126,709)
PureCycle Technologies, Inc.(b)	(15,570)	(120,045)
Sumitomo Chemical Co., Ltd.	(89,900)	(230,455)
Total		(2,312,842)
Construction Materials (0.1)%
Summit Materials, Inc., Class A(b)	(5,855)	(244,622)
Containers & Packaging (0.0)%
Amcor PLC	(10,542)	(111,007)
Metals & Mining (1.2)%
Boliden AB	(8,269)	(252,888)
Compass Minerals International, Inc.	(4,202)	(55,887)
De Grey Mining Ltd.(b)	(647,307)	(519,029)
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Filo Corp.(b)	(16,400)	(379,517)
First Quantum Minerals Ltd.	(58,900)	(720,972)
Franco-Nevada Corp.	(2,200)	(283,507)
Lynas Rare Earths Ltd.(b)	(31,438)	(128,532)
MP Materials Corp.(b)	(38,861)	(525,401)
Teck Resources Ltd., Class B	(6,200)	(303,926)
Total		(3,169,659)
Total Materials		(5,838,130)
Real Estate (0.9)%
Diversified REITs (0.0)%
Nomura Real Estate Master Fund, Inc.	(96)	(94,181)
Industrial REITs (0.0)%
Segro PLC	(8,449)	(99,450)
Office REITs (0.2)%
SL Green Realty Corp.	(6,191)	(412,568)
Real Estate Management & Development (0.5)%
CBRE Group, Inc.(b)	(4,551)	(512,943)
Compass, Inc., Class A(b)	(24,272)	(106,554)
Redfin Corp.(b)	(27,734)	(225,755)
Sagax AB, Class B	(19,604)	(484,305)
Total		(1,329,557)
Residential REITs (0.1)%
Camden Property Trust	(758)	(83,949)
Mid-America Apartment Communities, Inc.	(673)	(94,065)
Total		(178,014)
Retail REITs (0.1)%
Unibail-Rodamco-Westfield	(2,037)	(152,330)
Specialized REITs (0.0)%
Digital Realty Trust, Inc.	(747)	(111,669)
Total Real Estate		(2,377,769)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.1)%
Electric Utilities (0.1)%
Ørsted AS(b)	(3,474)	(207,064)
Total Utilities		(207,064)
Total Common Stocks (Proceeds $114,243,198)		(113,928,357)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Dr. Ing. h.c. F. Porsche AG	(4,456)	(335,540)
Total Consumer Discretionary		(335,540)
Total Preferred Stocks (Proceeds $399,358)		(335,540)

Exchange-Traded Equity Funds (0.6)%
	Shares	Value ($)
U.S. Mid Large Cap (0.6)%
iShares MSCI USA Momentum Factor ETF	(7,882)	(1,505,226)
Total Exchange-Traded Equity Funds (Proceeds $1,492,849)		(1,505,226)
Total Investments in Securities Sold Short (Proceeds $116,135,405)		(115,769,123)
Total Investments in Securities, Net of Securities Sold Short		165,411,360
Other Assets & Liabilities, Net		108,721,292
Net Assets		274,132,652
At July 31, 2024, securities and/or cash totaling $214,892,031 were pledged as collateral.

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
AES Corp. (The)	Morgan Stanley	USD	1,624,227	913	19.00	08/16/2024	24,536	20,542
Albemarle Corp.	Morgan Stanley	USD	715,358	74	97.00	08/02/2024	16,105	14,948
Amazon.com, Inc.	Morgan Stanley	USD	2,748,606	147	190.00	08/02/2024	57,776	75,705
Apple, Inc.	Morgan Stanley	USD	3,264,576	147	222.50	08/02/2024	63,124	64,680
Arrow Electronics, Inc.	Morgan Stanley	USD	457,653	37	130.00	08/16/2024	7,561	6,660
Astera Labs, Inc.	Morgan Stanley	USD	1,613,312	368	55.00	08/16/2024	94,580	62,560
Atlassian Corp.	Morgan Stanley	USD	812,222	46	185.00	08/02/2024	32,319	30,820
Caterpillar, Inc.	Morgan Stanley	USD	3,185,040	92	360.00	08/02/2024	11,658	6,164
CDW Corp.	Morgan Stanley	USD	1,592,203	73	240.00	08/16/2024	36,505	4,928
Cloudflare, Inc.	Morgan Stanley	USD	1,852,250	239	83.00	08/02/2024	82,564	81,738
CommVault Systems, Inc.	Morgan Stanley	USD	2,246,895	147	125.00	08/16/2024	129,725	427,035
Corpay, Inc.	Morgan Stanley	USD	1,605,010	55	300.00	08/16/2024	32,307	32,725
Crocs, Inc.	Morgan Stanley	USD	376,236	28	140.00	08/02/2024	14,165	12,600
DoubleVerify Holdings, Inc.	Morgan Stanley	USD	78,144	37	22.50	08/16/2024	4,461	1,110
Dynatrace, Inc.	Morgan Stanley	USD	970,632	221	47.50	08/16/2024	26,084	25,415
GE HealthCare Technologies, Inc.	Morgan Stanley	USD	1,557,192	184	84.00	08/02/2024	39,346	22,540
GE HealthCare Technologies, Inc.	Morgan Stanley	USD	1,557,192	184	85.00	08/02/2024	31,513	14,260
Kirby Corp.	Morgan Stanley	USD	2,260,992	184	125.00	08/16/2024	60,872	67,160
Legend Biotech Corp.	Morgan Stanley	USD	1,037,576	184	60.00	08/16/2024	83,612	55,200
Lincoln Electric Holdings, Inc.	Morgan Stanley	USD	2,259,510	110	210.00	08/16/2024	64,653	29,425
MediaAlpha, Inc.	Morgan Stanley	USD	539,856	368	15.00	08/16/2024	49,358	48,760
Meta Platforms, Inc.	Morgan Stanley	USD	1,329,524	28	470.00	08/02/2024	49,559	63,350
Meta Platforms, Inc.	Morgan Stanley	USD	854,694	18	475.00	08/02/2024	33,349	36,135
Microchip Technology, Inc.	Morgan Stanley	USD	648,094	73	95.00	08/16/2024	9,968	12,045
Microsoft Corp.	Morgan Stanley	USD	7,697,640	184	440.00	08/02/2024	82,025	3,680
Middleby Corp. (The)	Morgan Stanley	USD	1,626,960	120	135.00	08/16/2024	58,029	71,400
Moderna, Inc.	Morgan Stanley	USD	1,311,420	110	125.00	08/09/2024	56,708	43,175
Neurocrine Biosciences, Inc.	Morgan Stanley	USD	1,302,444	92	150.00	09/20/2024	121,589	109,480
NRG Energy, Inc.	Morgan Stanley	USD	1,353,060	180	90.00	09/20/2024	16,593	13,950
Rambus, Inc.	Morgan Stanley	USD	1,136,824	221	60.00	08/16/2024	66,467	2,763
Reddit, Inc.	Morgan Stanley	USD	2,196,685	361	65.00	08/16/2024	215,623	168,767
ResMed, Inc.	Morgan Stanley	USD	789,025	37	220.00	08/16/2024	28,399	32,005
Rockwell Automation, Inc.	Morgan Stanley	USD	2,563,580	92	280.00	08/16/2024	69,425	98,440
Rubrik, Inc.	Morgan Stanley	USD	684,480	184	37.50	08/16/2024	34,801	31,832
Skyworks Solutions, Inc.	Morgan Stanley	USD	829,426	73	120.00	08/02/2024	26,001	913
Skyworks Solutions, Inc.	Morgan Stanley	USD	829,426	73	120.00	08/09/2024	29,151	5,292
Varonis Systems, Inc.	Morgan Stanley	USD	711,177	129	50.00	08/16/2024	25,619	86,430
West Pharmaceutical Services, Inc.	Morgan Stanley	USD	520,489	17	330.00	08/16/2024	12,543	4,335
Zeta Global Holdings Corp.	Morgan Stanley	USD	788,256	368	22.50	08/16/2024	59,932	63,480
Total							1,958,605	1,952,447

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Allegro MicroSystems, Inc.	Morgan Stanley	USD	1,238,060	515	22.50	09/20/2024	104,247	63,088
Amazon.com, Inc.	Morgan Stanley	USD	2,449,438	131	180.00	08/02/2024	49,260	46,243
Arista Networks, Inc.	Morgan Stanley	USD	970,340	28	310.00	08/02/2024	35,865	420
Ascendis Pharma A/S	Morgan Stanley	USD	3,150,600	236	120.00	08/16/2024	238,173	205,320
Axon Enterprise, Inc.	Morgan Stanley	USD	2,190,073	73	300.00	08/16/2024	93,251	109,135
Axon Enterprise, Inc.	Morgan Stanley	USD	750,025	25	290.00	08/16/2024	23,904	25,000
Carvana Co.	Morgan Stanley	USD	732,765	55	120.00	08/02/2024	42,842	25,025
CDW Corp.	Morgan Stanley	USD	4,013,224	184	220.00	08/16/2024	88,077	94,760
Datadog, Inc.	Morgan Stanley	USD	1,932,904	166	123.00	08/09/2024	161,060	173,055
DoorDash, Inc.	Morgan Stanley	USD	1,018,624	92	100.00	08/02/2024	49,950	18,078
Elastic NV	Morgan Stanley	USD	1,612,149	147	105.00	09/20/2024	131,205	102,165
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Eli Lilly & Co.	Morgan Stanley	USD	4,423,485	55	770.00	08/09/2024	117,914	83,462
Floor & Decor Holdings, Inc.	Morgan Stanley	USD	499,800	51	90.00	08/16/2024	12,394	13,770
GE Vernova, Inc.	Morgan Stanley	USD	1,764,576	99	160.00	08/16/2024	45,970	13,613
Gitlab, Inc.	Morgan Stanley	USD	942,632	184	50.00	08/09/2024	44,689	28,520
IES Holdings, Inc.	Morgan Stanley	USD	985,408	64	140.00	08/16/2024	62,799	36,800
Insmed, Inc.	Morgan Stanley	USD	2,007,900	276	70.00	09/20/2024	108,144	107,640
Iovance Biotherapeutics, Inc.	Morgan Stanley	USD	803,160	920	8.50	08/16/2024	67,501	80,500
KLA Corp.	Morgan Stanley	USD	1,481,526	18	750.00	08/09/2024	33,408	5,085
KLA Corp.	Morgan Stanley	USD	1,481,526	18	770.00	08/16/2024	53,925	16,020
Manhattan Associates, Inc.	Morgan Stanley	USD	561,836	22	220.00	08/16/2024	1,308	2,585
Manhattan Associates, Inc.	Morgan Stanley	USD	944,906	37	200.00	08/16/2024	758	555
Meta Platforms, Inc.	Morgan Stanley	USD	1,756,871	37	450.00	08/02/2024	54,767	35,520
Meta Platforms, Inc.	Morgan Stanley	USD	854,694	18	440.00	08/02/2024	22,575	11,925
Modine Manufacturing Co.	Morgan Stanley	USD	1,729,602	147	100.00	08/16/2024	98,746	11,760
Monday.com Ltd.	Morgan Stanley	USD	3,814,846	166	220.00	08/16/2024	225,718	221,610
Natera, Inc.	Morgan Stanley	USD	1,126,290	110	97.50	08/02/2024	85,199	88,440
Natera, Inc.	Morgan Stanley	USD	2,825,964	276	95.00	09/20/2024	186,280	197,340
NRG Energy, Inc.	Morgan Stanley	USD	2,074,692	276	75.00	08/16/2024	103,507	89,700
NVIDIA Corp.	Morgan Stanley	USD	1,720,194	147	103.00	08/16/2024	27,694	15,288
Pinterest, Inc.	Morgan Stanley	USD	587,880	184	33.00	08/09/2024	19,721	25,392
Primoris Services Corp.	Morgan Stanley	USD	1,869,157	331	50.00	08/16/2024	37,738	32,273
Primoris Services Corp.	Morgan Stanley	USD	1,558,572	276	47.50	08/16/2024	19,463	13,800
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	2,095,892	331	60.00	08/16/2024	218,722	251,560
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	582,544	92	57.50	08/16/2024	62,393	59,800
PTC, Inc.	Morgan Stanley	USD	818,110	46	175.00	08/16/2024	21,901	21,160
QUALCOMM, Inc.	Morgan Stanley	USD	506,660	28	175.00	08/02/2024	27,149	10,850
Reddit, Inc.	Morgan Stanley	USD	3,358,920	552	62.00	08/09/2024	370,096	398,820
Reddit, Inc.	Morgan Stanley	USD	1,119,640	184	58.00	08/16/2024	114,731	102,580
RxSight, Inc.	Morgan Stanley	USD	1,684,336	368	40.00	08/16/2024	123,625	122,360
RxSight, Inc.	Morgan Stanley	USD	842,168	184	42.50	08/16/2024	105,238	92,920
RxSight, Inc.	Morgan Stanley	USD	421,084	92	45.00	08/16/2024	41,978	49,220
Samsara, Inc.	Morgan Stanley	USD	1,408,704	368	36.00	08/09/2024	46,324	16,560
Samsara, Inc.	Morgan Stanley	USD	1,056,528	276	37.00	08/16/2024	54,631	26,910
Seagate Technology Holdings PLC	Morgan Stanley	USD	1,879,928	184	100.00	08/02/2024	32,315	11,960
Trade Desk, Inc. (The)	Morgan Stanley	USD	494,340	55	89.00	08/09/2024	29,821	29,040
Universal Display Corp.	Morgan Stanley	USD	2,871,798	129	220.00	08/16/2024	119,450	124,485
Universal Display Corp.	Morgan Stanley	USD	2,871,798	129	210.00	09/20/2024	146,771	113,520
VanEck Semiconductor ETF	Morgan Stanley	USD	2,272,308	92	250.00	08/16/2024	103,903	87,630
VanEck Semiconductor ETF	Morgan Stanley	USD	2,716,890	110	237.50	08/16/2024	83,180	47,025
VanEck Semiconductor ETF	Morgan Stanley	USD	2,642,793	107	235.00	08/16/2024	71,082	38,520
VanEck Semiconductor ETF	Morgan Stanley	USD	393,666	294	230.00	08/23/2024	126,019	97,755
VanEck Semiconductor ETF	Morgan Stanley	USD	444,582	18	237.50	08/23/2024	13,053	9,630
Varonis Systems, Inc.	Morgan Stanley	USD	1,014,392	184	45.00	08/16/2024	2,949	2,760
Western Digital Corp.	Morgan Stanley	USD	2,091,960	312	68.00	08/02/2024	54,238	125,580
Zeta Global Holdings Corp.	Morgan Stanley	USD	1,891,386	883	17.50	08/16/2024	82,504	72,847
Zeta Global Holdings Corp.	Morgan Stanley	USD	944,622	441	20.00	08/16/2024	81,705	69,457
Total							4,581,830	3,976,836

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Axon Enterprise, Inc.	Morgan Stanley	USD	(750,025)	(25)	350.00	8/16/2024	(6,087)	(5,875)
Axon Enterprise, Inc.	Morgan Stanley	USD	(2,190,073)	(73)	360.00	8/16/2024	(12,784)	(15,695)
Monday.com Ltd.	Morgan Stanley	USD	(1,263,955)	(55)	285.00	8/16/2024	(16,143)	(15,125)
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	(1,747,632)	(276)	80.00	8/16/2024	(77,106)	(55,200)
Progressive Corp. (The)	Morgan Stanley	USD	(149,884)	(7)	240.00	8/16/2024	(590)	(88)
Progressive Corp. (The)	Morgan Stanley	USD	(299,768)	(14)	230.00	8/16/2024	(3,585)	(630)

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Samsara, Inc.	Morgan Stanley	USD	(1,056,528)	(276)	42.00	8/16/2024	(8,053)	(12,420)
Spotify Technology SA	Morgan Stanley	USD	(2,510,762)	(73)	350.00	8/02/2024	(15,404)	(12,921)
Total							(139,752)	(117,954)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
KLA Corp.	Morgan Stanley	USD	(1,481,526)	(18)	700.00	08/16/2024	(14,445)	(4,275)
Meta Platforms, Inc.	Morgan Stanley	USD	(854,694)	(18)	410.00	08/02/2024	(7,231)	(2,880)
Total							(21,676)	(7,155)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,581,768	70,656	(1,552)	—	—	69,104	—
Total return on ASML Holding NV, Registered Shares	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,361,999	55,228	779	—	—	56,007	—
Total return on ASML Holding NV, Registered Shares	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	665,340	53,109	419	—	—	53,528	—
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	797,428	40,673	(783)	—	—	39,890	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,061,853	32,956	(337)	—	—	32,619	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,180,690	32,062	(579)	—	—	31,483	—
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,649,379	30,095	(1,619)	—	—	28,476	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	596,676	18,301	(586)	—	—	17,715	—
Total return on ASML Holding NV, Registered Shares	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	299,801	16,804	325	—	—	17,129	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	353,239	16,491	(58)	—	—	16,433	—
Total return on ASML Holding NV, Registered Shares	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	206,058	15,940	(34)	—	—	15,906	—
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	248,812	13,378	(41)	—	—	13,337	—
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	839,206	12,644	(824)	—	—	11,820	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	442,091	10,874	(434)	—	—	10,440	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	219,885	7,758	(216)	—	—	7,542	—
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	300,182	7,049	(49)	—	—	7,000	—
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	250,991	6,948	(41)	—	—	6,907	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	264,491	6,630	(130)	—	—	6,500	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	183,496	5,728	(30)	—	—	5,698	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	65,739	4,726	(11)	—	—	4,715	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	98,699	2,273	(44)	—	—	2,229	—
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	374,093	1,320	(166)	—	—	1,154	—
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	274,084	976	—	—	—	976	—
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	243,279	626	(40)	—	—	586	—

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on ASML Holding NV, Registered Shares	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	197,111	532	—	—	—	532	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	330,454	266	—	—	—	266	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	169,007	210	—	—	—	210	—
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	62,968	202	—	—	—	202	—
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	163,197	196	—	—	—	196	—
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	155,252	(262)	—	—	—	—	(262)
Total return on Universal Display Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	361,582	(270)	—	—	—	—	(270)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	204,249	(542)	—	—	—	—	(542)
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	236,575	(982)	—	—	—	—	(982)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	208,974	(932)	(93)	—	—	—	(1,025)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	231,859	(1,187)	—	—	—	—	(1,187)
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	350,454	(1,084)	(172)	—	—	—	(1,256)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	233,707	(1,489)	—	—	—	—	(1,489)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	371,119	(1,731)	(182)	—	—	—	(1,913)
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	220,743	(2,604)	—	—	—	—	(2,604)
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	533,697	(4,136)	(88)	—	—	—	(4,224)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	443,413	(4,281)	(218)	—	—	—	(4,499)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	232,780	(4,773)	(38)	—	—	—	(4,811)
Total return on Vertiv Holdings Co., Class A	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,165,642	(7,256)	—	—	—	—	(7,256)
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,569,737	(6,986)	(769)	—	—	—	(7,755)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	406,894	(8,515)	(67)	—	—	—	(8,582)
Total return on Universal Display Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	383,209	(9,207)	(260)	—	—	—	(9,467)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	487,748	(11,018)	(80)	—	—	—	(11,098)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	338,410	(12,300)	(56)	—	—	—	(12,356)
Total return on Ascendis Pharma A/S	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	806,369	(13,779)	(791)	—	—	—	(14,570)
Total return on Universal Display Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,532,897	(14,406)	(1,504)	—	—	—	(15,910)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,225,614	(24,067)	(1,203)	—	—	—	(25,270)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,316,423	(30,116)	(1,292)	—	—	—	(31,408)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,034,490	(36,391)	(1,015)	—	—	—	(37,406)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	777,618	(37,494)	(763)	—	—	—	(38,257)

Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,127,259	(45,539)	(1,106)	—	—	—	(46,645)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,191,799	(59,060)	(1,075)	—	—	—	(60,135)
Total return on Universal Display Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	3,047,740	(53,723)	(6,471)	—	—	—	(60,194)
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,540,691	(81,142)	(1,512)	—	—	—	(82,654)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,476,212	(107,215)	(1,213)	—	—	—	(108,428)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,727,268	(112,858)	(1,695)	—	—	—	(114,553)
Total return on Eli Lilly & Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,104,223	(136,978)	(2,065)	—	—	—	(139,043)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,932,255	49,293	(686)	—	—	48,607	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	308,225	2,930	(31)	—	—	2,899	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	278,054	830	—	—	—	830	—
SONIA minus 0.350%	Total return on Softcat PLC	Monthly	Morgan Stanley	07/27/2026	GBP	242,554	(11,266)	124	—	—	—	(11,142)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	969,646	32,524	(585)	—	—	31,939	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	432,372	10,676	(130)	—	—	10,546	—
Total							(282,685)	(31,087)	—	—	553,421	(867,193)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
CORRA	Canadian Overnight Repo Rate Average	4.520%
SONIA	Sterling Overnight Index Average	5.200%
Multi-Manager Directional Alternative Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	49,547,895	74,418,648	(91,197,336)	23	32,769,230	7,106	677,005	32,775,786
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Directional Alternative Strategies Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT284_04_P01_(09/24)